RULE 497(e)

333-39804

333-62811

333-69386

SUPPLEMENT DATED JANUARY 29, 2010

TO THE PROSPECTUSES DATED MAY 1, 2009

FOR ENHANCED CREDIT VARIABLE ANNUITY,

PENNANT SELECT AND PENN FREEDOM

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

This supplement describes changes to the “Growth and Income Advantage Benefit Rider”. These changes are effective for contracts issued after the close of the New York Stock Exchange (“NYSE”) on January 29, 2010.

In the section captioned “May I Withdraw Any of My Money?” under the subsection captioned “Growth & Income Advantage Benefit Rider” the following language should replace in its entirety the subsection captioned “What are the two withdrawal options that I can choose with this rider?”:

What are the two withdrawal options that I can choose with this rider?

If this rider is purchased, the Company guarantees that you can withdraw an amount annually in two different ways – the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option.

1) The Return of Benefit Base Withdrawal Option – You can withdraw an amount annually until the Guaranteed Minimum Withdrawal Benefit Base (see below for a description) is depleted. The amount that can be withdrawn is called the Guaranteed Annual Withdrawal Amount. This amount is first determined by multiplying the initial Guaranteed Minimum Withdrawal Benefit Base by the Guaranteed Annual Withdrawal Percentage. The current Guaranteed Annual Withdrawal Percentage is 7.0%.

2) The Guaranteed Lifetime Withdrawal Option – You can withdraw an amount annually as long as either the Annuitant or Joint Annuitant, if applicable, is alive. The Guaranteed Annual Lifetime Withdrawal Amount is first determined by multiplying the initial Lifetime Withdrawal Benefit Base by the Guaranteed Annual Lifetime Withdrawal Percentage. The current Guaranteed Annual Lifetime Withdrawal Percentage is 5.0% (4.0% for contracts issued on or after May 4, 2009, but prior to February 1, 2010). Any change in the Lifetime Withdrawal Base will also change the Guaranteed Annual Lifetime Withdrawal Amount. This option is not available if withdrawals begin prior to age 59  1/2.

In the section captioned “May I Withdraw Any of My Money?” under the subsection captioned “Growth & Income Advantage Benefit Rider” the following language replaces the language beginning with the paragraph captioned “Guaranteed Minimum Withdrawal Benefit Base” up to and including the paragraph captioned “Lifetime Benefit Base Withdrawal Option”:

Guaranteed Minimum Withdrawal Benefit Base – The Guaranteed Minimum Withdrawal Benefit Base is the starting point for determining the amounts you receive under the two minimum withdrawal options.

1) On the Contract Date:

The Guaranteed Minimum Withdrawal Benefit Base is the Initial Purchase Payment received and any Purchase Payment Enhancement, if applicable.

2) After the Contract Date, but prior to the date of the first withdrawal:

Equal to the greater of (a) or (b), below, where:

(a) is the sum of (1) plus (2), where:

(1) is the Initial Purchase Payment and any Purchase Payment Enhancements, if applicable, accumulated on a daily basis at an annual effective rate of 6.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal;

and

(2) is each Purchase Payment received and any Purchase Payment Enhancements, if applicable, after the Contract Date but prior to the first withdrawal, accumulated on a daily basis at an annual effective rate of 6.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal.

For policies issued prior to May 4, 2009, the annual accumulation rate is 7.2%;

For policies issued on or after May 4, 2009, but prior to February 1, 2010, the annual accumulation rate is 4.0%;

and

(b) is the highest Contract Value on any Contract Anniversary Date before the date of the first withdrawal.

3) On the date of the first withdrawal:

Equal to the greatest of (a), (b) or (c) below, where:

(a) is the Contract Value on the date of the first withdrawal, immediately prior to the first withdrawal;

(b) is the sum of (1) plus (2), where;

(1) is the Initial Purchase Payment and any Purchase Payment Enhancements, if applicable, accumulated on a daily basis at an annual effective rate of 6.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal;

and

(2) is each Purchase Payment and any Purchase Payment Enhancements received after the Contract Date but prior to the first withdrawal, accumulated on a daily basis at an annual effective rate of 6.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal

For policies issued prior to May 4, 2009, the annual accumulation rate is 7.2%;

For policies issued on or after May 4, 2009, but prior to February 1, 2010, the annual accumulation rate is 4.0%;

and

(c) is the highest Contract Value on any Contract Anniversary Date before the date of the first withdrawal.

4) After the date of the first withdrawal:

If the age of the Annuitant or the younger of the Annuitant or Joint Annuitant, if applicable, is greater than or equal to 59  1/2, then you have two withdrawal options to choose from. Both withdrawal options operate concurrently until one or both terminate. This interrelationship between the two options means that a withdrawal under one option will also impact the calculations for the other option.

Return of Benefit Base Withdrawal Option –

The Return of Benefit Base Withdrawal Option guarantees that each Contract Year you can take withdrawals up to Return of Benefit Base Withdrawal Amount which is initially equal to the Guaranteed Annual Withdrawal Percentage multiplied by the initial Guaranteed Minimum Withdrawal Benefit Base. The current Return of Benefit Base Withdrawal Percentage is 7.0%.

If you take withdrawals less than or equal to the 7.0% Guaranteed Annual Withdrawal Amount during any Contract Year, the Guaranteed Minimum Withdrawal Benefit Base will be reduced by the dollar amount of the withdrawals until the Guaranteed Minimum Withdrawal Benefit Base is reduced to zero.

Once the 7.0% Guaranteed Annual Withdrawal Amount has been withdrawn in any Contract Year, any extra return of Benefit Base Withdrawals (the full amount or a portion of a withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount within any Contract Year) reduce the Benefit Base in a proportional manner until it is reduced to zero. The proportional reduction is applied to the Guaranteed Minimum Withdrawal Benefit Base and is determined by multiplying (i) and (ii) where:

i) is the Guaranteed Minimum Withdrawal Benefit Base just before the Excess Return of Benefit Base Withdrawal; and

ii) is the ratio of the Excess Return of Benefit Base Withdrawal to the Contract Value just prior to the Excess Return of Benefit Base Withdrawal.

Example #2: Assume that the Guaranteed Annual Withdrawal Amount is $7,000 and there is a single $7,500 withdrawal during a Contract Year. Suppose that the Contract Value and Guaranteed Minimum Withdrawal Base just prior to the $500 Excess Withdrawal are $110,000 and $100,000 respectively.

The Guaranteed Minimum Withdrawal Base will be reduced by the following amount:

Guaranteed Minimum Withdrawal Base x (Excess Withdrawal/Contract Value) =

$100,000 x $500/$110,000) = $454.50

If the Contract Value just before the $500 Excess Withdrawal was $90,000, the reduction to the Guaranteed Minimum Withdrawal Base would be as follows:

Guaranteed Minimum Withdrawal Base x (Excess Withdrawal/Contract Value) =

$100,000 x $500/$90,000)= $555.50

Automatic Annual Step-Up – On each contract anniversary following the first withdrawal, if the Contract Value is greater than the Guaranteed Minimum Withdrawal Benefit Base, then the Guaranteed Minimum Withdrawal Benefit Base will be increased automatically to the Contract Value. If, as a result of a step-up, the new Benefit Base multiplied by the Guaranteed Annual Withdrawal Percentage is higher than the previous Guaranteed Annual Withdrawal Amount, then the annual withdrawal amount will be increased.

Additional Purchase Payments – If you make additional Purchase Payments, they will increase the Guaranteed Minimum Withdrawal Benefit Base and the Guaranteed Annual Withdrawal Amount as long as the Contract Value is positive. The Guaranteed Minimum Withdrawal Benefit Base will be increased by the amount of each additional Purchase Payment. The increase to the Guaranteed Annual Withdrawal Benefit will be equal to the Guaranteed Annual Withdrawal Percentage multiplied by each additional Purchase Payment.

Lifetime Benefit Base Withdrawal Option:

The Lifetime Withdrawal Option guarantees that each Contract Year you can take withdrawals up to the Guaranteed Annual Lifetime Withdrawal Amount which is initially equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by the initial Guaranteed Minimum Withdrawal Benefit Base.

The current Guaranteed Annual Lifetime Withdrawal Percentage is 5.0% (4.0% for contracts issued on or after May 4, 2009, but prior to February 1, 2010).

If you take withdrawals less than or equal to the 5.0% Guaranteed Annual Lifetime Withdrawal Amount during any Contract Year (4.0% for contracts issued on or after May 4, 2009, but prior to February 1, 2010), the Guaranteed Minimum Withdrawal Benefit Base will not be adjusted;

If you take withdrawals greater than the 5.0% Guaranteed Annual Lifetime Withdrawal Amount during any Contract Year (4.0% for contracts issued on or after May 4, 2009, but prior to February 1, 2010), the Guaranteed Minimum Withdrawal Benefit Base will be reduced by the Excess Withdrawal Amount in a proportional manner.

The proportional reduction is applied to the Guaranteed Minimum Withdrawal Benefit Base and is determined by multiplying (a) and (b) where:

a) is the Guaranteed Minimum Withdrawal Benefit Base just before the Excess Lifetime Withdrawal;

and

b) is the ratio of the Excess Lifetime Withdrawal to the Contract Value just before the Excess Lifetime

Withdrawal

This adjustment to your Guaranteed Minimum Withdrawal Benefit Base will also result in a reduction to the Guaranteed Annual Lifetime Withdrawal Amount.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RULE 497(e)

  333-39804

  333-62811

  333-69386

SUPPLEMENT DATED JANUARY 29, 2010

TO THE PROSPECTUSES DATED MAY 1, 2009

FOR ENHANCED CREDIT VARIABLE ANNUITY,

PENNANT SELECT AND PENN FREEDOM

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

This supplement describes changes to the “Purchasing Power Protector Benefit Rider”. These changes are effective for contracts issued after the close of the New York Stock Exchange (“NYSE”) on January 29, 2010.

In the section captioned “May I Withdraw Any of My Money?” under the subsection captioned “Purchasing Power Protector Benefit Rider” the following language should replace in its entirety the paragraph captioned “What is the Guaranteed Annual Lifetime Withdrawal Amount?”:

What is the Guaranteed Annual Lifetime Withdrawal Amount?

If this rider is purchased, the Company guarantees that the Annuitant or Joint Annuitants, if applicable, can withdraw an amount annually as long as the Annuitant or either of the Joint Annuitants, if applicable is alive. The amount which can be withdrawn is called the Guaranteed Annual Lifetime Withdrawal Amount. The Guaranteed Annual Lifetime Withdrawal Amount is determined by multiplying the Lifetime Withdrawal Benefit Base (“Withdrawal Base”) by the Guaranteed Annual Lifetime Withdrawal Percentage. For a Single Life Guarantee, the Withdrawal Percentage is based on the age of the Annuitant at the time of the first withdrawal. For a Joint Life Guarantee, the Withdrawal Percentage is based on the age of the younger of the Annuitant or Joint Annuitant at the time of the first withdrawal. The Guaranteed Annual Lifetime Withdrawal Percentage is 4% if the age at the time of the first withdrawal is less than 64  1/2. The Guaranteed Annual Lifetime Withdrawal Percentage is 5% if the age at the time of the first withdrawal is greater than or equal to 64  1/2. Any change in the Withdrawal Base will also change the Guaranteed Annual Lifetime Withdrawal Amount.

For policies issued prior to February 1, 2010, the Guaranteed Annual Lifetime Withdrawal Percentage is 5% for all ages.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.